Finance leases - Future minimum lease payments (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
2019	$ 6,774,144
2020	26,868,099
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 - 2030	140,757,796
Total minimum lease payments	265,423,083	$ 296,181,882
Less amounts representing interest and deferred finance fees	(45,324,301)	(54,705,784)
Net minimum lease payments	220,098,782	241,476,098
Adjusted net minimum lease payments	217,218,782	238,596,098
Finance Liability [Member]
Lessee, Lease, Description [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)